DISCONTINUED OPERATIONS - Effect of Disposal (Details) - USD ($) $ in Thousands			12 Months Ended
	May 12, 2025	Apr. 11, 2025	Dec. 31, 2025
Compania minera cuzcatlan s.a. de c. v, Disposal group, discontinued operations [member]
DISCONTINUED OPERATIONS
Net assets sold		$ 6,136
Cash consideration received		13,586
Other consideration received		196
Total consideration received		13,782
Gain (loss) on sale of discontinued operations		7,646	$ 7,646
Cash and cash equivalents disposed of		(1,817)
Net cash inflows on disposal		$ 11,769
Roxgold sanu s.a and other burkina faso subsidiaries, disposal group, discontinued operations [member]
DISCONTINUED OPERATIONS
Net assets sold	$ 102,112
Cash consideration received	68,844
Other consideration received	11,658
Total consideration received	80,502
Non-controlling interests removed with disposal	10,250
Gain (loss) on sale of discontinued operations	(11,360)		$ (11,360)
Cash and cash equivalents disposed of	(7,384)
Net cash inflows on disposal	$ 61,460